Commitments and Contingencies - Operating Leases, Future Minimum Payments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 232,000	$ 471,416
2018	426,000	426,416
2019	366,000	366,416
2020	344,000	343,916
2021 and thereafter	774,000	773,812
Total	$ 2,142,000	$ 2,381,976